SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Class A [Member]
Allocation of net income (loss)	$ (69,258)	$ 861,773	$ 3,873,480	$ 846,330
Weighted average shares outstanding, basic	8,991,229	28,750,000	18,979,179	23,063,187
Weighted average number of shares outstanding, diluted	8,991,229	28,750,000	18,979,179	23,063,187
Basic net income per share	$ (0.01)	$ 0.03	$ 0.20	$ 0.04
Earnings per share, diluted	$ (0.01)	$ 0.03	$ 0.20	$ 0.04
Common Class B [Member]
Allocation of net income (loss)		$ 215,443	$ 741,512	$ 263,754
Weighted average shares outstanding, basic		7,187,500	3,633,242	7,187,500
Weighted average number of shares outstanding, diluted		7,187,500	3,633,242	7,187,500
Basic net income per share		$ 0.03	$ 0.20	$ 0.04
Earnings per share, diluted		$ 0.03	$ 0.20	$ 0.04
Ordinary Shares Subject to Redemption [Member]
Allocation of net income (loss)						$ 2,582,508
Weighted average shares outstanding, basic						24,496,575
Weighted average number of shares outstanding, diluted						24,496,575
Basic net income per share						$ 0.11
Earnings per share, diluted						$ 0.11
Ordinary Shares not Subject to Redemption [Member]
Allocation of net income (loss)					$ (25,475)	$ 757,730
Weighted average shares outstanding, basic					6,250,000	7,187,500
Weighted average number of shares outstanding, diluted					6,250,000	7,187,500
Basic net income per share					$ (0.00)	$ 0.11
Earnings per share, diluted					$ (0.00)	$ 0.11